FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 13:	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2016	2017	2018

Financial income:
Interest income	$204	$132	$296
Foreign currency translation gains, net	-	204	1,013
Change in fair value of convertible debt	-	-	1,585
Change in fair value of SWAP	608	2,373	-
Other	-	197	355
	$812	$2,906	$3,249

Financial expense:
Foreign currency translation losses, net	$(779)	$-	$-
Interest and change in fair value of payment obligation related to acquisitions	(1,303)	(43)	-
Interest expense on debts	(5,306)	(4,794)	(3,820)
Change in fair value of SWAP	-	-	(2,487)
Change in fair value of convertible debt	(1,350)	(3,785)	-
Bank charges and other	(362)	(206)	(736)
	$(9,100)	$(8,828)	$(7,043)

Financial expense, net	$(8,288)	$(5,922)	$(3,794)